Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
1 9 .	Share-based Compensation

a)	Description of share option plans

In July 2014, the Group adopted its Global Share Incentive Plan (the “2014 Plan”), which permits the grant of options, restricted shares and restricted share units of the Company to relevant directors, officers, other employees and consultants of the Group. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2014 Plan, is 19,880,315 shares.
In February 2018, the Group adopted its 2018 Share Incentive Plan (the “2018 Plan”) to provide additional incentives to employees, directors and consultants and promote the success of our business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2018 Plan, is 6,962,069 shares.
Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of two to four years
and expire in
six years
.
As of December 31, 2019, total unrecognized compensation expenses related to unvested awards granted under the 2014 Plan and the 2018 Plan, adjusted for estimated forfeitures, was RMB
472.0 million, which is expected to be recognized over a weighted-average period of 3.0 years and may be adjusted for future changes in estimated forfeitures.
b)	Valuation assumptions

The Group uses binomial option pricing model to determine the fair value of share options. The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2017	2018	2019
Expected volatility	42.5%-45.8%	47.8%-48.4%	49.6%-52.1%
Weighted average volatility	43.3%	48.3%	50.8%
Expected dividends	—	—	—
Risk-free rate	1.5% - 2.3%	2.6%-2.8%	1.4%-2.4%
Contractual term (in years)	6	6	6

The expected volatility at each grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The weighted average volatility is the expected volatility at the grant date weighted by the number of the share options. The
Company
has never declared or paid any cash dividends on its capital stock, and the
Company
does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US dollars
at the share option grant date.
(c)	Share options activities

The following table presents a summary of the Group’s share options activities for the years ended December 31, 2017, 2018 and 2019:

	Employees	Senior Management	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2017	4,992	6,580	—	11,572	0.0001	5.02	224,620
Granted	3,419	5,115	700	9,234	0.0001
Exercised	—	—	—	—	0.0001
Forfeited	(287)	(1,100)	—	(1,387)	0.0001

Outstanding at December 31, 2017	8,124	10,595	700	19,419	0.0001	4.80	880,197

Outstanding at January 1, 2018	8,124	10,595	700	19,419	0.0001	4.80	880,197
Granted	2,587	620	—	3,207	0.0001
Exercised	(2,387)	(5,543)	(212)	(8,142)	0.0001
Forfeited	(683)	(1,437)	(50)	(2,170)	0.0001

Outstanding at December 31, 2018	7,641	4,235	438	12,314	0.0001	4.46	1,233,028

Outstanding at January 1, 2019	7,641	4,235	438	12,314	0.0001	4.46	1,233,028
Granted	2,464	730	—	3,194	0.0001
Exercised	(1,352)	(710)	(193)	(2,255)	0.0001
Forfeited	(479)	(600)	—	(1,079)	0.0001

Outstanding at December 31, 2019	8,274	3,655	245	12,174	0.0001	4.13	1,581,408

Exercisable as of December 31, 2019	955	—	145	1,100	0.0001	2.59	142,892

The weighted average grant date fair value of share options granted for the years ended December 31, 2017, 2018 and 2019 was RMB35.1 (US$5.3), RMB76.2 (US$11.7) and RMB104.4 (US$15.0) per share, respectively.
It is the Group’s policy to issue new shares upon exercise of share options. The aggregate number of Class Z Ordinary Shares available for future grant under the 2014 Plan and the 2018 Plan was 4,271,875 as of December 31, 2019.
In 2017, the Company also recognized a total of RMB36.1 million share-based compensation expenses on certain transactions related to Pre-IPO Class A Ordinary Shares
, Pre-IPO Series C1
and Pre-IPO Series
D
1 Preferred Shares.